SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 24, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash equivalents	$ 0		$ 0		$ 0	$ 0
Impairment losses on equipment			0	$ 0	0	0
Revenue
Cash excess of FDIC insurance limits	$ 2,344,000		$ 2,344,000		500,000	0
Valuation allowance increase decrease					435,795	610,845
Additional contract award							$ 921,130
Contract award							$ 1,021,092
Doubtful accounts					$ 0	$ 0